Stockholders' Equity (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number Outstanding	257,500	185,000
Series A [Member]
Number Outstanding	1,003,188
Exercise Price	$ 0.35
Expiration Date	Jul. 12, 2019
Series B [Member]
Number Outstanding	3,500,000
Exercise Price	$ 0.46
Expiration Date	Nov. 29, 2018
Series C [Member]
Number Outstanding	3,500,000
Exercise Price	$ 0.49
Expiration Date	Nov. 29, 2018
Series D [Member]
Number Outstanding	1,010,000
Exercise Price	$ 1.10
Expiration Date	Jun. 05, 2020
Warrant [Member]
Number Outstanding	9,013,188